Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Dated as of July 10, 2023
Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of November 12, 2021 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E RECOVERY FUNDING LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the July 17, 2023 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods:        January 15, 2023 to July 17, 2023
Payment Date:        July 17, 2023

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:[1]
	Fixed Recovery Charge Remittances
	a.	Estimated Fixed Recovery Charges Remitted for January Collection Period	$ 4,319,867.13
	b.	Estimated Fixed Recovery Charges Remitted for February Collection Period	5,595,426.86
	c.	Estimated Fixed Recovery Charges Remitted for March Collection Period	5,968,486.13
	d.	Estimated Fixed Recovery Charges Remitted for April Collection Period	4,075,469.13
	e.	Estimated Fixed Recovery Charges Remitted for May Collection Period	2,365,463.42
	f.	Estimated Fixed Recovery Charges Remitted for June Collection Period	1,783,749.87
	g.	Estimated Fixed Recovery Charges Remitted for July Collection Period[2]	994,372.50
i.	Total Estimated Fixed Recovery Charge Remittances		$ 25,102,835.05
ii.	Investment Earnings on Collection Account
		iii. Investment Earnings on Capital Subaccount iv. Investment Earnings on Excess Funds Subaccount v. Investment Earnings on General Subaccount	$ 94,328.20 159,339.00 599,244.38
vi.		General Subaccount Balance (sum of i and v above)	25,702,079.43
vii.		Excess Funds Subaccount Balance	20,662,566.76
viii.		Capital Subaccount Balance	4,444,485.31
ix.		Collection Account Balance (sum of vi -viii above)	$ 50,809,131.50

2.	Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount		$ 234,230,857.78
ii.	Tranche A-2 Outstanding Amount		160,309,000.00
iii.	Tranche A-3 Outstanding Amount		433,963,000.00
iv.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds		828,502,857.78
3.	Required Funding/Payments as of Current Payment Date:		$ 23,299,056.61

Principal			Principal Due
i.	Tranche A-1		$ 13,638,430.82
ii.	Tranche A-2		-
iii.	Tranche A-3		-
iv.	For all Tranches of Recovery Bonds:		$ 13,638,430.82

1 Based upon Estimated Fixed Recovery Charges remitted during Collection Period (i.e., Estimated Fixed Recovery Charges remitted within two Servicer Business Days of deemed collection date).
2 Does not include reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.

Interest Tranche	Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v. Tranche A-1	1.460%	180	$ 234,230,858.78	$ 1,709,885.26
vi. Tranche A-2	2.280%	180	160,309,000.00	1,827,522.60
vii. Tranche A-3	2.822%	180	433,963,000.00	6,123,217.93
viii.	For all Tranches of Recovery Bonds:	$ 9,660,625.79

Required Level	Funding Required
ix. Capital Subaccount	$ 4,301,998.68	-
4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i.	Indenture Trustee Fees and Expenses; Indemnity Amounts[3]	$ 7,725.00
ii.	Servicing Fee	215,100.00
iii.	Administration Fee	37,500.00
iv.	Other Ongoing Financing Costs Expenses	20,000.00
v.	Semi-Annual Interest (including any past-due for prior periods)	9,660,625.79
vi.	Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs	$ 100,280.48

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1.	Tranche A-1 Interest Payment	$ 1,709.89	$ 1,709,885.26
2.	Tranche A-2 Interest Payment	1,827.52	1,827,522.60
3.	Tranche A-3 Interest Payment	6,123.22	6,123,217.93	8,266.34

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$ 828,502,857.78

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1.	Tranche A-1 Principal Payment	$ 13,638.43	$ 13,638,430.82
2.	Tranche A-2 Principal Payment	-	-
3.	Tranche A-3 Principal Payment	-	-
viii.	Semi-Annual Principal		13,638,430.82
ix.	Estimated Deposit to Excess Funds Subaccount		2,022,417.34
x.	Released to Issuer upon Retirement of all Notes		-
xi.	Aggregate Remittances as of Current Payment Date		$ 25,102,835.05

3 Subject to $200,000 cap per annum.

5.	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount	$ -
ii.	Capital Subaccount	-
iii.	Total Withdrawals	$ -

6.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1	$ 220,592,426.96
ii.	Tranche A-2	160,309,000.00
iii.	Tranche A-3	433,963,000.00
iv.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	814,864,426.96
v.	Estimated Excess Funds Subaccount Balance	22,684,984.10
vi.	Capital Subaccount Balance	4,444,485.31
vii.	Estimated Aggregate Collection Account Balance	$ 27,129,469.41

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

	i.	Semi-annual Interest
			Tranche A-1 Interest Payment	$ -
			Tranche A-2 Interest Payment	-
			Tranche A-3 Interest Payment	-
	ii.	Semi-Annual Principal
			Tranche A-1 Principal Payment	-
			Tranche A-2 Principal Payment	-
			Tranche A-3 Principal Payment	-

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
	iii.	Capital Subaccount	$ -

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.
SERVICER:
PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation
By:    /s/ MARGARET K. BECKER
Name: Margaret K Becker
Title: Vice President and Treasurer